Consolidated Statement of Cash Flows	3 Months Ended	12 Months Ended
	Sep. 30, 2023 USD ($)	Sep. 30, 2023 USD ($)
Cash flows from operating activities
Net increase (decrease) in net assets resulting from operations	$ 16,423,000	$ 16,423,000
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Amortization of deferred debt issuance costs	87,000
Amortization of discounts on liabilities	39,000
Accretion of discounts and amortization of premiums	(1,196,000)
Net realized (gain) loss on investments	(89,000)	(89,000)
Net realized (gain) loss on foreign currency transactions	(1,507,000)	(1,507,000)
Net realized gain (loss) on extinguishment of debt	1,541,000	1,541,000
Net change in unrealized (appreciation) depreciation on investments	(692,000)	(692,000)
Net change in unrealized (appreciation) depreciation on translation of assets and liabilities in foreign currencies	1,279,000	1,279,000
Proceeds from (fundings of) revolving loans, net	63,000
Purchases and fundings of investments	(1,200,525,000)
Proceeds from principal payments of portfolio investments	22,779,000
Payment-in-kind interest capitalized	(513,000)
Changes in operating assets and liabilities:
Interest receivable	(17,136,000)
Receivable for investments sold	(9,900,000)
Other assets	(4,230,000)
Interest payable	1,472,000
Management and incentive fees payable	4,083,000
Payable for investments purchased	28,969,000
Accrued trustee fees	63,000
Accounts payable and accrued expenses	4,563,000
Net cash provided by (used in) operating activities	(1,154,427,000)
Cash flows from financing activities
Borrowings on debt	1,117,370,000
Repayments of debt	(544,312,000)
Capitalized debt issuance costs	(6,277,000)
Deferred offering costs	(3,435,000)
Proceeds from issuance of common shares	650,273,000
Distributions paid	(7,920,000)
Net cash provided by (used in) financing activities	1,205,699,000
Net change in cash and cash equivalents, foreign currencies and restricted cash and cash equivalents	51,272,000
Effect of foreign currency exchange rates	(600,000)
Cash and cash equivalents, beginning of period	4,926,970
Cash and cash equivalents, foreign currencies and restricted cash and cash equivalents, end of period	50,722,000	50,722,000
Supplemental disclosure of cash flow information:
Cash paid during the period for interest	9,126,000
Distributions declared for the period	16,426,000	16,426,000
Supplemental disclosure of non-cash financing activity:
Shares issued in connection with dividend reinvestment plan	3,018,000
Change in distributions payable	5,488,000
Additional Cash Flow Elements and Supplemental Cash Flow Information [Abstract]
Cash and cash equivalents	35,045,000	35,045,000
Foreign currencies (cost of $1,166)	919,000	919,000
Restricted cash and cash equivalents	14,758,000	14,758,000
Total cash and cash equivalents, foreign currencies and restricted cash and cash equivalents shown in the Consolidated Statement of Cash Flows	50,722,000	50,722,000
Foreign currencies, cost	$ 1,166,000	$ 1,166,000